Summary of Significant Accounting Policies - Stock-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual period in years	6 years
Dividend yield	0.00%
Exercise price (in USD per share)	$ 2.813
Share-based payment arrangement, option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual period in years	10 years	10 years	10 years
Dividend yield	0.00%
Expected term	6 years 1 month 9 days	6 years 1 month 9 days	6 years 1 month 9 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)	$ 0.00	$ 0.00	$ 2.39
Minimum | Share-based payment arrangement, option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	43.20%	35.90%	45.10%
Risk free interest rate	2.00%	1.30%	0.10%
Dividend yield		0.00%	0.00%
Fair value of Ordinary Share (in USD per share)	$ 4.79	$ 5.41	$ 1.95
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)	$ 6.60	$ 8.27	$ 5.19
Maximum | Share-based payment arrangement, option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	51.90%	52.70%	50.20%
Risk free interest rate	4.20%	1.40%	1.00%
Dividend yield		5.00%	5.00%
Fair value of Ordinary Share (in USD per share)	$ 6.60	$ 8.27	$ 5.19